Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitment And Contingencies [Line Items]
Number of tenants	2
Construction and other related commitments, current fiscal	$ 92,700,000
Construction and other related commitments, year 1	92,200,000
Construction and other related commitments, years 2 and 3	495,000
Construction and other related commitments, years 4 and 5	9,000
Tax Indemnification Agreement Period	10 years
Minimum debt requirement	8,000,000
Minimum Debt Requirements Period	10 years
Human Genome Sciences, Inc. [Member]
Commitment And Contingencies [Line Items]
Percentage of Rental Revenue	14.60%	16.40%	17.90%
Rental Revenue	48,000,000	48,000,000	48,000,000
Vertex Pharmaceuticals Incorporated [Member]
Commitment And Contingencies [Line Items]
Percentage of Rental Revenue	10.10%	11.90%	13.30%
Rental Revenue	$ 33,200,000	$ 34,900,000	$ 35,600,000